Share-based Compensation (2007 and 2011 Share Plan) (Narrative) (Details)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Options [Member]	Dec. 31, 2012 Awards (Collectively) [Member] Schedule I [Member]	Dec. 31, 2012 Awards (Collectively) [Member] Schedule II [Member]	Dec. 31, 2012 Awards (Collectively) [Member] Schedule III [Member]	Dec. 31, 2012 Awards (Collectively) [Member] Schedule IV [Member]	Feb. 28, 2011 2007 Share Plan [Member] Options [Member]	Dec. 15, 2010 2007 Share Plan [Member] Options [Member]	Apr. 26, 2010 2007 Share Plan [Member] Options [Member]	Dec. 15, 2007 2007 Share Plan [Member] Options [Member]	Jun. 07, 2007 2007 Share Plan [Member] Options [Member]	Mar. 15, 2011 2011 Share Plan [Member] Awards (Collectively) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized for issuance													10,000,000	13,000,000
Number of common shares reserved for issuance									44,415,442	36,415,442	26,415,442	21,176,471	10,000,000	13,000,000
Authorized Grant Pool	5,944,731	2,970,500	994,825											13,000,000
Proportion of shares vested on first-year anniversary of vesting commencement date					25.00%	100.00%		25.00%
Proportion of shares vested each month over remaining period thereafter					0.020833			0.016667
Remaining period thereafter					3 years			5 years
Vesting period					4 years			6 years
Proportion of Awards vested when granted and not subjected to any vesting terms							100.00%
Option expiration term from grant date				10 years